Label	Element	Value
Innovator Premium Income 10 Barrier ETF™ - July | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.70%
Innovator Premium Income 10 Barrier ETF™ - July | S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $4,860.03 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.90%
Innovator Premium Income 10 Barrier ETF™ - July | S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: $491.46 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator Premium Income 10 Barrier ETF™ - July | S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $4,914.64 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(8.50%)